Stock-Based Compensation (Tables)	12 Months Ended
Apr. 30, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of BSM Calculation for the Series 8 Stock Options
The following assumptions were used in the BSM calculation for the Series 8 stock options:

Year ended April 30, 2023

Expected term	5 years
Expected volatility	39.54%
Risk-free interest rate	3.25%
Expected dividend yield	—

Schedule of Summarizes the Stock Options Activity Under the Plan
The following table summarizes the stock options activity under the Plan for the years ended April 30, 2021, 2022 and 2023:

	Number of options	Weighted-average Exercise price (per option)		Weighted- average Remaining contract term (years)	Aggregate intrinsic value (in thousands)
		JPY	US$		JPY	US$

Outstanding at April 30, 2020	2,317	¥149,196	$1,097	9.4
Forfeited	(80)	57,375	422

Outstanding at April 30, 2021	2,237	152,480	1,121	8.4	126,063
Forfeited	(165)	71,000	522

Outstanding at April 30, 2022	2,072	158,969	1,169	7.5	500,463
Granted	146	1	0
Forfeited	(90)	180,000	1,324

Outstanding at April 30, 2023	2,128	147,173	1,082	6.7	1,171,365	8,614

Vested and Exercisable at April 30, 2023	512	¥129,387	$951	7.7	290,938	2,139